Investment Properties (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Investment Properties

	2021	2020
	RMB million	RMB million
Cost
At January 1	263	883
Transfer from property, plant and equipment (Note 16)	—	25
Transfer from right-of-use assets (Note 18(a))	—	11
Transfer to property, plant and equipment (Note 16)	(62)	(565)
Transfer to right-of-use assets (Note 18(a))	(9)	(91)

At December 31,	192	263

Accumulated depreciation
At January 1	97	230
Transfer from property, plant and equipment (Note 16)	—	12
Transfer from right-of-use assets (Note 18(a))	—	3
Transfer to property, plant and equipment (Note 16)	(28)	(140)
Transfer to right-of-use assets (Note 18(a))	(5)	(20)
Charge for the year (Note 7)	10	12

At December 31,	74	97

Net book amount
At December 31,	118	166

Summary of Fair Value Measurement Hierarchy of Investment Properties
The following table illustrates the fair value measurement hierarchy of the Group’s investment properties:

	Fair value measurement using
Buildings	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Not measured at fair value but fair value is disclosed:
As at December 31, 2021	—	80	244	324

As at December 31, 2020	—	119	326	445